Inventories	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Inventories
17.	Inventories

(in €‘000)	December 31, 2021	December 31, 2020

Finished products and goods for resale	3,748	2,789
HBE certificates	5,483	2,136
Total	9,231	4,925
Amounts recognized in the consolidated statement of profit or loss
Inventories
 recognized as an expense in 2021 amounted to €
21,243
 thousand (2020: €
9,368
 thousand, 2019: €
3,177
thousand). These were included in cost of sales. Any subsequent net realizable value is determined by an individual assessment of the inventories.
Write
-downs of inventories to net realizable value in 2021 amounted to €
651
 thousand (2020: €
870
 thousand, 2019: €
1,311
thousand). These were recognized as an expense and included in cost of sales.